Business Combinations (Details) - Landsea Homes [Member] - USD ($) $ in Thousands	Jan. 15, 2020	Jun. 20, 2019
Pinnacle West [Member]
Assets Acquired
Cash		$ 2,208
Real estate inventories		39,584
Goodwill		5,315
Other assets		60
Total assets		47,167
Liabilities Assumed
Accounts payable		2,626
Notes payable		16,228
Accrued expenses		2,543
Total liabilities		21,397
Net assets acquired		$ 25,770
Subsequent Event [Member] | Garrett Walker Homes [Member]
Assets Acquired
Cash	$ 2,905
Real estate inventories	119,466
Goodwill	15,392
Trade name	1,600
Other assets	532
Total assets	139,895
Liabilities Assumed
Accounts payable	5,425
Accrued expenses	1,037
Total liabilities	6,462
Net assets acquired	$ 133,433